Transactions and Balances with Related Parties (Schedule of Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Transactions and Balances with Related Parties [Abstract]
Trade receivables	$ 117	$ 216	$ 350
Other receivables	$ (148)	$ (154)	$ (5)